SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 98.1%	Value
	Advertising: 51.4%
360	Alphabet Inc.*	$47,110
360	Baidu Inc.*	48,366
4,000	CyberAgent Inc.	21,583
3,320	Digital Turbine Inc.*	20,086
2,912	Future PLC	31,588
4,824	Magnite Inc.*	36,373
168	Meta Platforms Inc. - Class A*	50,435
1,308	Perion Network Ltd.*	40,064
3,032	PubMatic Inc.*	36,687
408	Roku Inc.*	28,801
792	Sprout Social Inc.*	39,505
872	TechTarget Inc.*	26,474
632	Trade Desk Inc./The*	49,391
6,146	Tremor International Ltd.*	21,695
3,000	ValueCommerce Co., Ltd.	25,577
1,280	Yandex NV*	13
12,600	Z Holdings Corp.	35,035
		558,783

	Ecommerce: 4.2%
360	Amazon.com Inc.*	45,763

	Enterprise Software/Services: 3.9%
208	Atlassian Corp PLC*	41,914

	Internet Content: 3.6%
1,000	Tencent Holdings Ltd.	39,102

	Marketing Technology: 35.0%
96	Adobe Inc.*	48,950
1,744	Criteo SA*	50,925
1,216	Double Verify Holdings Inc.*	33,987
96	HubSpot Inc.*	47,280
1,144	LiveRamp Holdings Inc.*	32,993
3,448	Next Fifteen Communication Group PLC*	26,969
632	Pegasystems Inc.	27,435
20,744	S4 Capital PLC*	17,111
232	salesforce.com Inc.*	47,045
60,000	Weimob Inc.*	25,975
1,344	ZoomInfo Technologies Inc.*	22,042
		380,712

	Total Common Stocks (Cost $1,978,250)	1,066,274

	Total Investments (Cost $1,978,250) - 98.1%	1,066,274
	Other Assets in Excess of Liabilities - 1.9%	20,556
	Total Net Assets - 100.0%	$1,086,830

*	Non-income producing security.

PLC - Public Limited Company